Operating assets and liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Operating assets and liabilities	Operating assets and liabilities
3.1 Intangible assets

Amortisation
DKK million	2024	2023	2022
Cost of goods sold	1,400	982	846
Sales and distribution costs	—	9	34
Research and development costs	931	649	604
Administrative costs	14	41	19
Other operating income and expenses	167	153	96
Total amortisation	2,512	1,834	1,599

Impairment losses and reversals
DKK million	2024	2023	2022
Research and development costs	7,912	1,108	760
Other operating income and expenses	1,601	306	—
Total impairment losses and reversals	9,513	1,414	760

DKK million	Goodwill	Intellectual property rights and know-how	Software and other intangibles	Total intangible assets
2024
Cost at the beginning of the year	4,464	60,745	5,584	70,793
Additions from acquisition of businesses (note 5.3)	15,323	41,154	311	56,788
Additions during the year	—	4,165	710	4,875
Disposals during the year	—	(213)	(70)	(283)
Effect of exchange rate adjustment	277	858	89	1,224
Cost at the end of the year	20,064	106,709	6,624	133,397
Amortisation and impairment losses at the beginning of the year	—	8,225	2,162	10,387
Amortisation for the year	—	2,257	255	2,512
Impairment losses for the year	—	9,441	72	9,513
Amortisation and impairment losses reversed on disposals during the year	—	(213)	(70)	(283)
Effect of exchange rate adjustment	—	163	15	178
Amortisation and impairment losses at the end of the year	—	19,873	2,434	22,307
Carrying amount at the end of the year	20,064	86,836	4,190	111,090
2023
Cost at the beginning of the year	4,615	49,731	5,281	59,627
Additions during the year	—	12,567	500	13,067
Disposals during the year	—	(1,629)	(158)	(1,787)
Effect of exchange rate adjustment	(151)	76	(39)	(114)
Cost at the end of the year	4,464	60,745	5,584	70,793
Amortisation and impairment losses at the beginning of the year	—	6,737	1,951	8,688
Amortisation for the year	—	1,621	213	1,834
Impairment losses for the year	—	1,776	20	1,796
Impairment losses reversed during the year	—	(382)	—	(382)
Amortisation and impairment losses reversed on disposals during the year	—	(1,629)	(16)	(1,645)
Effect of exchange rate adjustment	—	102	(6)	96
Amortisation and impairment losses at the end of the year	—	8,225	2,162	10,387
Carrying amount at the end of the year	4,464	52,520	3,422	60,406
Material intangible assets
Intellectual property rights and know-how with a carrying value of DKK 86,836 million (DKK 52,520 million in 2023), comprise intellectual property and licenses related mainly to marketed products, know-how attributable to manufacturing, products and technologies in development as well as technologies used in the research and development phase.

Know-how with a carrying value of DKK 40,944 million (DKK nil in 2023), and a remaining useful life of 10 years, is recognised in the acquisition of three fill-finish sites in 2024 and is primarily attributable to the documented processes and systems for efficient and large-scale production of GLP-1 products as well as know-how to expand capacity in an efficient way. Intellectual property and licenses related to marketed products include Rybelsus® with a carrying value of DKK 5,453 million (DKK 6,018 million in 2023) and a remaining useful life of 10 years (11 years in 2023). Technologies used in the research and development phase include a RNAi technology platform with a carrying value of DKK 9,530 million (DKK 9,480 million in 2023), with a remaining estimated useful life of 20 years (21 years in 2023).

Intellectual property rights and know-how as well as Software and other intangibles contain assets not yet available for use amounting to DKK 23,893 million (DKK 29,548 million in 2023).

Impairment losses on intellectual property rights
Impairment losses on intellectual property rights amounted to DKK 9,441 million (DKK 1,776 million in 2023). The single-largest impairment loss recognised in 2024 amounted to DKK 5,650 million arising from the impairment of ocedurenone. The impairment loss is linked to the termination of a phase 3 trial with ocedurenone which failed to meet its primary endpoints, hence the recoverable amount was estimated to nil. The impairment loss is recognised in research and development costs in the segment Diabetes and Obesity.

Impairment review of goodwill
Goodwill is allocated to the segments Diabetes and Obesity care by DKK 19,592 million (DKK 4,018 million in 2023) and to Rare Disease by DKK 472 million (DKK 446 million in 2023). The annual impairment review showed that the recoverable amount in the forecast period significantly exceeds the carrying amount of the cash-generating units to which goodwill was allocated.

Goodwill is monitored for impairment at the operating segment level, which is the lowest level CGU to which consolidated goodwill is allocated and monitored by Management. CGUs are therefore defined as Novo Nordisk's operating segments, Diabetes and Obesity care and Rare disease. The recoverable amount is estimated based on fair value, with fair value being estimated at net present value using an income-approach. The applied post-tax discount rates are 7.0% (Pre-tax discount rate of 8.3%). Cash flow projections are based on budgets approved by Management. The forecast period comprises 9 years.

The key estimations relate to volume of market share, growth rates, pricing, development of new markets and the success rate for introducing new products and treatments. Assumptions are affected by external factors such as market and generic competition, and price regulation.

Key assumptions reflect past experience adjusted for market specific risks or expected changes. Fair value is determined using largely unobservable inputs.

KEY ACCOUNTING ESTIMATES IN DETERMINING FAIR VALUES OF INTANGIBLE ASSETS IN IMPAIRMENT REVIEWS
Impairment tests are based on Management’s projections and anticipated net present value of estimated future cash flows.

Goodwill and intangible assets not yet available for use are tested for impairment at least annually or when indicators of impairment are identified. Goodwill is allocated to operating segments based on expected future cash flow from products utilising the synergies and know-how acquired.

Impairment tests are based on Management’s projections and anticipated net present value of estimated future cash flows from marketable products. The discount rate used is based on the Group WACC, adjusted where appropriate, to reflect the risk of the specific asset tested. Fair value is determined using largely unobservable inputs. Accordingly, the valuation technique and inputs used to measure fair value are classified as level 3 in the fair value hierarchy.

Assets that are subject to amortisation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Factors considered material that could trigger an impairment test include the following:

•Development of a competing drug
•Realised sales trending below predicted sales
•Changes or anticipated changes in participation rates or reimbursement policies
•Inconsistent or unfavourable clinical readouts
•Changes in the legal framework covering patents, rights and licences
•Advances in medicine and/or technology that affect the medical treatments
•Adverse impact on reputation and/or brand names
•Changes in the economic lives of similar assets
•Relationship to other intangible assets or property, plant and equipment

An impairment loss is recognised when the carrying amount of intangible assets exceeds the recoverable amount. Impairments on intangible assets, other than goodwill, are reviewed at each reporting date for possible reversal.

ACCOUNTING POLICIES
Research and development projects
Internal and subcontracted research costs are fully charged to the consolidated income statement in the period in which they are incurred. Consistent with industry practice, development costs are also expensed until regulatory approval is obtained or is probable; refer to note 2.3.

Payments to third parties under collaboration and licence agreements are assessed for the substance of their nature. Payments which represent subcontracted research and development work are expensed as the services are received. Payments which represent transfer of rights of intellectual property are capitalised.

For acquired research and development projects, and intellectual property rights, the likelihood of obtaining future commercial sales is reflected in the cost of the asset, and thus the probability recognition criteria is always considered to be satisfied. As the cost of acquired research and development projects can often be measured reliably, these projects fulfil the capitalisation criteria as intangible assets on acquisition. Subsequent milestone payments payable on achievement of a contingent event (e.g. commencement of phase 3 trials) are accrued and capitalised into the cost of the intangible asset when the achievement of the event is probable. Development costs incurred subsequent to acquisition are treated consistently with internal project development costs.

Recognition and measurement
Intangible assets acquired separately are initially measured at cost and are subsequently measured at cost less any accumulated amortisation and any impairment loss. Identifiable intangible assets acquired in a business combination are initially measured at fair value.

Amortisation of intellectual property rights is based on the straight-line method over the estimated useful life. This corresponds to the legal duration or the economic useful life depending on which is shorter, and not exceeding 25 years in either case. The amortisation of intellectual property rights commences after regulatory approval has been obtained or when assets are put in use.

Amortisation of know-how, which arises from business combinations, is based on the straight-line method over the estimated useful life of 10 years corresponding to the period in which economic benefits are expected to be realised.

Amortisation of software is based on the straight-line method over the estimated useful life of 3-15 years. The amortisation commences when the asset is in the location and condition necessary for it to be capable of operating in the manner intended by Management.

3.2 Property, plant and equipment

DKK million	Land and buildings	Plant and machinery	Other equipment	Assets under construction	Property, plant and equipment
2024
Cost at the beginning of the year	48,990	40,951	8,979	39,663	138,583
Additions from acquisition of businesses (note 5.3)	6,709	18,460	278	—	25,447
Additions during the year	3,789	872	874	46,650	52,185
Disposals during the year	(632)	(1,305)	(547)	(524)	(3,008)
Transfer and reclassifications	2,342	3,602	509	(6,453)	—
Effect of exchange rate adjustment	943	618	74	42	1,677
Cost at the end of the year	62,141	63,198	10,167	79,378	214,884
Depreciation and impairment losses at the beginning of the year	18,325	23,834	5,463	—	47,622
Depreciation for the year	2,786	2,099	1,148	—	6,033
Impairment losses for the year	43	474	8	524	1,049
Depreciation and impairment losses reversed on disposals during the year	(563)	(918)	(538)	(524)	(2,543)
Effect of exchange rate adjustment	113	69	53	—	235
Depreciation and impairment losses at the end of the year	20,704	25,558	6,134	—	52,396
Carrying amount at the end of the year	41,437	37,640	4,033	79,378	162,488
2023
Cost at the beginning of the year	43,403	37,548	8,114	22,361	111,426
Additions during the year	2,681	47	873	27,830	31,431
Disposals during the year	(690)	(952)	(624)	(562)	(2,828)
Transfer and reclassifications	4,246	4,679	731	(9,656)	—
Effect of exchange rate adjustment	(650)	(371)	(115)	(310)	(1,446)
Cost at the end of the year	48,990	40,951	8,979	39,663	138,583
Depreciation and impairment losses at the beginning of the year	16,781	22,935	5,039	—	44,755
Depreciation for the year	2,450	1,919	1,086	—	5,455
Impairment losses for the year	6	118	24	562	710
Depreciation and impairment losses reversed on disposals during the year	(664)	(942)	(597)	(562)	(2,765)
Effect of exchange rate adjustment	(248)	(196)	(89)	—	(533)
Depreciation and impairment losses at the end of the year	18,325	23,834	5,463	—	47,622
Carrying amount at the end of the year	30,665	17,117	3,516	39,663	90,961

Depreciation
DKK million	2024	2023	2022
Cost of goods sold	3,799	3,522	3,205
Sales and distribution costs	487	500	423
Research and development costs	1,120	1,053	898
Administrative costs	554	354	408
Other operating income and expenses	73	26	20
Total depreciation	6,033	5,455	4,954
Of which related to leased assets	1,500	1,251	1,052

Impairment losses
DKK million	2024	2023	2022
Cost of goods sold	962	446	24
Sales and distribution costs	9	4	1
Research and development costs	78	260	24
Total impairment losses	1,049	710	49
Of which related to leased assets	9	—	—

Novo Nordisk mainly leases office buildings, warehouses, laboratories and vehicles. The right-of-use asset is presented in property, plant and equipment and the lease liability in borrowings.

Leased property, plant and equipment
DKK million	2024	2023
Land and buildings	6,067	5,157
Other equipment	775	768
Total	6,842	5,925

The total cash outflow for leases amounted to DKK 2,211 million (DKK 2,022 million in 2023 and DKK 1,438 million in 2022). Refer to note 4.6 for a maturity analysis of lease payments and 5.2 for commitments not recognised in the balance sheet related to leases.

ACCOUNTING POLICIES
Property, plant and equipment is measured at historical cost less accumulated depreciations and any impairment loss. The cost of self-constructed assets includes costs directly attributable to the construction of the assets. Any subsequent cost is included in the asset’s carrying amount or recognised as a separate asset only when it is probable that future economic benefits associated with the item will flow to Novo Nordisk, and the cost of the item can be measured reliably. Depreciation is based on the straight-line method over the estimated useful life of the assets (buildings: 10-50 years, plant and machinery: 5-25 years and other equipment: 3-10 years. Land is not depreciated). Climate-related matters, including the commitment to reach net zero emissions, were considered when estimating the useful lives of property, plant and equipment.

Depreciation commences when the asset is available for use, i.e. when it is in the location and condition necessary for it to be capable of operating in the manner intended by Management. The asset's residual value and useful life is reviewed and adjusted, if appropriate, at the end of each reporting period. If an asset’s carrying amount is higher than its estimated recoverable amount, it is written down to the recoverable amount. Plant and equipment with no alternative use developed as part of a research and development project are expensed. However, plant and equipment with an alternative use or used for general research and development purposes are capitalised and depreciated over the estimated useful life as research and development costs.

For contracts which are, or contain, a lease, the Group recognises a right-of-use asset and a lease liability. The right-of-use asset is initially measured at cost, being the initial amount of the lease liability. The right-of-use asset is subsequently depreciated using the straight-line method over the lease term.

The lease term comprises the non-cancellable period of a lease, together with periods covered by extension options if these are reasonably certain to be exercised.

3.3 Inventories

DKK million	2024	2023
Raw materials	13,369	9,500
Work in progress	22,335	17,601
Finished goods	8,873	7,224
Total inventories (gross)	44,577	34,325
Write-downs at year-end	(3,728)	(2,514)
Total inventories (net)	40,849	31,811
Indirect production costs included in work in progress and finished goods	15,082	13,101
Share of total inventories (net)	37%	41%
Movements in inventory write-downs:
Write-downs at the beginning of the year	2,514	1,715
Write-downs during the year	2,660	1,808
Utilisation of write-downs	(1,401)	(718)
Reversal of write-downs	(45)	(291)
Write-downs at the end of the year	3,728	2,514

All write-downs in both 2024 and 2023 relate to fully impaired inventory.

ACCOUNTING POLICIES
Inventories are stated at cost or net realisable value, whichever is lower. Cost is determined using the first-in, first-out method. Cost comprises direct production costs such as raw materials, consumables and labour. Production costs for work in progress and finished goods include indirect production costs such as employee costs, depreciation, maintenance, etc. If the expected sales price less completion costs to execute sales (net realisable value) is lower than the carrying amount, a write-down is recognised for the amount by which the carrying amount exceeds its net realisable value.

Inventory manufactured prior to regulatory approval (prelaunch inventory) is capitalised but immediately written down, until there is a high probability of regulatory approval for the product. The cost is recognised in the income statement as research and development costs. Once there is a high probability of regulatory approval being obtained, the write-down is reversed, up to no more than the original cost.
3.4 Trade receivables

DKK million	Gross carrying amount	Loss allowance	Net carrying amount
2024
Not yet due	71,245	(1,049)	70,196
1-90 days	1,452	(230)	1,222
91-180 days	415	(110)	305
181-270 days	328	(102)	226
271-360 days	341	(341)	—
More than 360 days past due	295	(295)	—
Trade receivables	74,076	(2,127)	71,949
2023
Not yet due	64,327	(1,095)	63,232
1-90 days	1,557	(160)	1,397
91-180 days	211	(100)	111
181-270 days	111	(81)	30
271-360 days	90	(90)	—
More than 360 days past due	268	(268)	—
Trade receivables	66,564	(1,794)	64,770

Allowance for doubtful trade receivables
DKK million	2024	2023
Carrying amount at the beginning of the year	1,794	1,520
Reversal of allowance on realised losses	(70)	(39)
Net movement recognised in income statement	445	413
Effect of exchange rate adjustment	(42)	(100)
Allowance at the end of the year	2,127	1,794

Novo Nordisk’s customer base is comprised of government agencies, wholesalers, retail pharmacies and other customers. Novo Nordisk closely monitors the current economic conditions of countries impacted by currency fluctuations, high inflation and an unstable political climate. These indicators, as well as payment history, are taken into account in the valuation of trade receivables. No loss allowance has been recognised on trade receivables in factoring portfolios in 2024 and 2023. Refer to note 4.4 for more information on credit exposures.

ACCOUNTING POLICIES
Trade receivables are initially recognised at transaction price and subsequently measured at amortised cost using the effective interest method, less allowance for doubtful trade receivables.

Before being sold, trade receivables in factoring portfolios are measured at fair value with changes recognised in other comprehensive income. The allowance for doubtful receivables is deducted from the carrying amount of trade receivables in sales and distribution costs.

Management measures allowance for doubtful trade receivables based on the simplified approach to provide for expected credit losses, which requires the use of the lifetime expected loss provision for all trade receivables. The allowance is an estimate based on shared credit risk characteristics and the days past due. Generally, invoices are due for payment within 90 days from shipment of goods. Loss allowance is calculated using an ageing factor, geographical risk and specific customer knowledge. The allowance is based on a provision matrix on days past due and a forward looking element relating mainly to incorporation of S&P Ratings country risk ratings and an individual assessment. Refer to note 4.4 for a general description of credit risk.
3.5 Provisions and contingent liabilities

DKK million	Provisions for sales rebates[1]	Provisions for legal disputes	Provisions for product returns	Other provisions[2]	2024 Total	2023 Total
At the beginning of the year	99,878	3,786	1,532	1,931	107,127	74,877
Additional provisions, including increases to existing provisions	318,812	202	2,148	798	321,960	288,801
Additional provisions from acquisition of businesses (note 5.3)	—	—	—	1,084	1,084	—
Amount used during the year	(299,334)	—	(693)	(191)	(300,218)	(251,246)
Adjustments regarding prior years, including unused amounts reversed during the year	(6,452)	(31)	80	(320)	(6,723)	(3,023)
Effect of exchange rate adjustment	5,612	222	27	(7)	5,854	(2,282)
At the end of the year	118,516	4,179	3,094	3,295	129,084	107,127
Non-current liabilities[3]	548	4,154	908	3,145	8,755	6,649
Current liabilities	117,968	25	2,186	150	120,329	100,478
1. Provisions for sales rebates are related to US Managed Care, Medicare, Medicaid, 340B Drug Pricing Program and other types of US rebates, as well as rebates in a number of European countries and Canada. 2. Other provisions consist of various types of provisions, including contingent payments arising from business combinations and obligations in relation to employee benefits such as jubilee benefits. 3. For non-current liabilities, provisions for sales rebates are expected to be settled after one year, provisions for product returns will be utilised in 2025 and 2026. In the case of provisions for legal disputes, the timing of settlement cannot be determined.

Contingent liabilities
Novo Nordisk is currently involved in pending litigations, claims and investigations arising out of the normal conduct of its business. While provisions that Management deems to be reasonable and appropriate have been made for probable losses, there are inherent uncertainties connected with these estimates.

Since January 2021, Novo Nordisk has made a number of changes to its policy in the US related to facilitating delivery of its discounted medicines to commercial pharmacies that contract with covered entities participating in the 340B Drug Pricing Program. On 30 January 2023, the US Court of Appeals for the Third Circuit issued a ruling holding that Novo Nordisk’s drug distribution policy was consistent with the 340B statute. On 21 May 2024, the US Court of Appeals for the DC Circuit issued a ruling in a related case involving other pharmaceutical manufacturers that similarly held that their drug distribution policies were consistent with the 340B statute. However, an appeal in another related case is still pending before the US Court of Appeals for the Seventh Circuit, and as such these cases may be subject to further discretionary appellate review before the US Supreme Court. Depending on the outcome of the pending Seventh Circuit ruling and any subsequent appeals in these matters, there may be a material impact on Novo Nordisk’s financial position, net sales, operating profit and cash flow.

Pending litigation against Novo Nordisk
Mosaic Health Inc. and Central Virginia Health Services, Inc. (both 340B covered entities) filed a putative class action lawsuit in Federal Court in New York against Novo Nordisk, Eli Lilly and Company, Sanofi and AstraZeneca alleging a conspiracy among the manufacturers to artificially fix prices of diabetes medications through changes to their policies relating to the distribution of 340B drugs. The lawsuit was subsequently dismissed by the Court on 2 September 2022. The plaintiffs appealed the dismissal of the complaint to the United States Court of Appeals for the Second Circuit. That appeal is currently pending. Novo Nordisk does not expect this matter to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.

Novo Nordisk is currently defending numerous lawsuits, including putative class actions, relating to the pricing of diabetes medicines in the US. The first lawsuit was filed in 2017 and in August 2023 a multi-district litigation was created in the United States District court for the District of New Jersey. Nearly all pending matters also name Eli Lilly and Company and Sanofi as defendants, while certain matters also name Pharmacy Benefit Managers (PBMs) and related entities. Plaintiffs generally allege that the manufacturers and PBMs colluded to artificially inflate list prices paid by consumers for diabetes products, while offering reduced prices to PBMs through rebates used to secure formulary access. Novo Nordisk does not expect these matters to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.
In 2016, Novo Nordisk received a Civil Investigative Demand ("CID") from the US Department of Justice ("DOJ") relating to potential off-label marketing of NovoSeven® (including high dose and for prophylactic use) and interactions with physicians and patients. The DOJ investigation was likely prompted by a lawsuit filed in 2015 by a former Novo Nordisk employee (the “Relator”), who alleged Novo Nordisk caused the submission of false claims to Medicare, Medicaid, Federal Employees Health Benefits Program and private insurers in California. In September 2022, DOJ ceased its investigation and declined to intervene in the lawsuit. The Relator and the Washington State Attorney General have proceeded with the lawsuit, which was transferred to the United States District Court for the Western District of Washington in May 2023. Novo Nordisk does not expect this matter to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.

Novo Nordisk, along with Eli Lilly, are defendants in numerous product liability lawsuits (mainly in in the US) related to the use of GLP-1-based medicines. Plaintiffs have alleged that the use of these treatments, including Victoza®, Ozempic®,
Wegovy® and Rybelsus®, have caused various gastrointestinal and other injuries.
The US lawsuits have been consolidated in a multi-district litigation in the United States District Court for the Eastern District of Pennsylvania. Novo Nordisk does not expect these matters to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.

On 13 September 2024, five former employees filed a putative class action against Novo Nordisk Inc. ("NNI"), the NNI Board of Directors, and the NNI Retirement Committee alleging claims for breach of fiduciary duty in connection with the management of the NNI Retirement Plan. The complaint alleges that, from September 2018 to the present, certain conduct violated the Employee Retirement Income Security Act of 1974. Novo Nordisk does not expect this matter to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.

On 24 January 2025, a class-action lawsuit was filed against Novo Nordisk A/S,
Chief Executive Officer Lars Fruergaard Jorgensen and Executive Vice President, Development Martin Holst Lange in the United States District Court for the District
of New Jersey by a proposed class of purchasers of Novo Nordisk American Depository Receipts (ADRs) between 2 November 2022 and 19 December 2024. The lawsuit relates to REDEFINE-1 and alleges that the company failed to disclose or otherwise misled investors as to the nature of the dosages provided to patients in the study and that the company misleadingly exhibited confidence in its expected 25% average weight loss outcome. Novo Nordisk does not expect the litigation to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.

Other provisions and contingent liabilities
In February 2023, a class action lawsuit was filed by the City of Warwick Retirement System (“City of Warwick”) against Catalent, Inc. (“Catalent”) and co-defendants in the United States District Court for the District of New Jersey. The lawsuit alleges that the defendants artificially inflated Catalent’s revenue and made misleading statements and omissions concerning Catalent’s quality control issues; compliance with the US
Generally Accepted Accounting Principles; and the general demand for non-vaccine products. In December 2024, Novo Nordisk acquired three Catalent fill-finish sites from Novo Holding A/S, including a portion of any potential financial liability associated with the City of Warwick lawsuit. Novo Nordisk does not expect these matters to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.

In addition to the above, Novo Nordisk is engaged in certain litigation proceedings and various ongoing audits and investigations. In the opinion of Management, neither settlement nor continuation of such proceedings, nor such pending audits and investigations, are expected to have a material effect on Novo Nordisk’s financial position, operating profit or cash flow.

KEY ACCOUNTING ESTIMATES REGARDING ONGOING LEGAL DISPUTES, LITIGATION AND INVESTIGATIONS
Provisions for legal disputes consist of various types of provisions linked to ongoing legal disputes. Management makes estimates regarding provisions and contingencies, including the probability of pending and potential future litigation outcomes. These are by nature dependent on inherently uncertain future events. When determining likely outcomes of litigation, etc., Management considers the input of external counsel on each case, as well as known outcomes in case law. Although Management believes that the total provisions for legal proceedings are adequate based on currently available information, there can be no assurance that there will not be any changes in facts or matters, or that any future lawsuits, claims, proceedings or investigations will not be material.

ACCOUNTING POLICIES
Provisions for sales rebates and discounts granted to government agencies, wholesalers, retail pharmacies, Managed Care and other customers are recorded at the time the related revenues are recorded or when the incentives are offered. Provisions are calculated based on Management's interpretation of applicable laws and regulations, historical experience and the specific terms in the individual agreements. Unsettled rebates are recognised as provisions when the timing or amount is uncertain. Where absolute amounts are known, the rebates are recognised as other liabilities. Refer to note 2.1 for further information on sales rebates and provisions.

Provisions for legal disputes are recognised where a legal or constructive obligation has been incurred as a result of past events and it is probable that there will be an outflow of resources that can be reliably estimated. In this case, Novo Nordisk arrives at an estimate based on an evaluation of the most likely outcome. Disputes for which no reliable estimate can be made are disclosed as contingent liabilities.

Provisions are measured at the present value of the anticipated expenditure for settlement. This is calculated using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation.

Novo Nordisk issues credit notes for expired goods as a part of normal business. Where there is historical experience or a reasonably accurate estimate of expected future returns can otherwise be made, a provision for estimated product returns is recorded. The provision is measured at net sales value.